Commitments (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments [Abstract]
Commitments
Note 6 – Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on November 15, 2018, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Placement Warrants), Forward Purchase Units (and any shares of Class A Common Stock issuable upon the exercise of the Forward Purchase Units and the Shares of Class A Common Stock underlying the warrants underlying the Forward Purchase Units) and securities that may be issued upon conversion of Working Capital Loans are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Other Agreements

In May 2018, the Company entered into an agreement with a legal firm to assist the Company with a potential business combination and related securities and corporate work. The Company has agreed to pay a portion of the invoices and the payment of the remaining amount will be deferred until the consummation of the Business Combination.

In November 2018, the Company entered into an agreement with a transfer agent and trust company. The Company has paid a portion of the initial fees and the payment of the remaining amount will be deferred until the consummation of the Business Combination.

As of June 30, 2020, the aggregate amount deferred for such legal firm and transfer agent and trust company was $145,575. The deferred amount is an unrecognized contingent liability, as closing of a potential Business Combination was not considered probable as of June 30, 2020.

On May 7, 2020, the Company entered into a non-binding letter of intent (the “Letter of Intent”) with an established mining company for an initial business combination. The Company does not currently expect that it will enter into a definitive agreement with the target for the transactions contemplated by the Letter of Intent.  However, the Company is in discussions with multiple other targets in the alternative energy generation/storage, infrastructure and electrification industries with respect to an initial business combination. There can be no assurance that a definitive agreement for a business combination will be entered into or that a business combination will be consummated.

On May 20, 2020, the Company issued a promissory note (the “Note”) in the principal amount of up to $2,365,649 to an affiliate of a business combination target (the “Lender”), pursuant to which Lender agreed, among other things, to loan the Company the necessary funds to deposit in the Company’s Trust Account for each share of the Company’s Class A common stock (“Public Share”) that was not redeemed in connection with the extension of the Company’s termination date from May 20, 2020 until October 20, 2020. The Note provides that, commencing May 20, 2020, Lender shall advance to the Company monthly payments of approximately $373,000, up to a maximum amount of approximately $1.9 million. The Company will deposit these advances into the Company’s Trust Account and such amounts will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial business combination. Lender will also advance the Company up to $500,000 to pay fees and expenses incurred by the Company in completing its initial business combination. The Note bears no interest unless the Company enters into a definitive agreement for an initial business combination with a party that is not affiliated with Lender (“Third Party Business Combination”), in which case the Note will bear interest at 1% per annum. The Note is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination or (ii) October 20, 2020. The Company’s obligations under the Note are subject to a limited recourse guarantee by the Sponsor and are secured by a portion of the founder shares and placement warrants (the “Pledged Securities”) of the Company owned by Sponsor. Following the occurrence of a Third Party Business Combination, no amounts will be due under the Note if Lender elects to realize under the Pledged Securities.  As of June 30, 2020, the outstanding amount is $746,259. The Company borrowed an additional $373,130 on July 6, 2020 and $313,595 on July 15, 2020.

Note 6 – Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on November 15, 2018, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Placement Warrants), Forward Purchase Units (and any shares of Class A Common Stock issuable upon the exercise of the Forward Purchase Units and the Shares of Class A Common Stock underlying the warrants underlying the Forward Purchase Units) and securities that may be issued upon conversion of Working Capital Loans are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Other Agreements

In May 2018, the Company entered into an agreement with a legal firm to assist the Company with a potential business combination and related securities and corporate work. The Company has agreed to pay a portion of the invoices and the payment of the remaining amount will be deferred until the consummation of the Business Combination.

In November 2018, the Company entered into an agreement with a transfer agent and trust company. The Company has paid a portion of the initial fees and the payment of the remaining amount will be deferred until the consummation of the Business Combination.

As of December 31, 2019, the aggregate amount deferred for such legal firm and transfer agent and trust company was $26,706. The deferred amount is an unrecognized contingent liability, as closing of the Business Combination was not considered probable as of December 31, 2019.